Statement of financial position, order of liquidity (Statement) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Assets [Line Items]
Cash and cash equivalents		€ 51,145	€ 75,416		€ 79,756	[1]
Current financial assets at fair value through profit or loss, classified as held for trading		108,948	141,042		110,671	[2]
Derivative financial assets held for trading		36,003	34,293		39,908	[2]
Equity instruments held at fair value through profit or loss, classified as held for trading		6,760	4,589		4,404	[2]
Debt instruments held for trading		27,955	28,569		24,367	[2]
Loans and advances to central banks held for trading		556	2,809		1,632
Loans and advances to credit institutions held for trading		20,938	56,599		25,231
loans and advances to customers held for trading		16,736	14,182		15,130
Financial assets at fair value through profit or loss, mandatorily measured at fair value		10,546	8,737		6,888	[2]
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		9,782	7,963		6,511	[2]
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		407	484		129	[2]
Loans and advances to customers at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		358	290		247	[2]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		836	955		913	[2]
Debt securities at fair value through profit or loss		836	955		913	[2]
Financial assets at fair value through other comprehensive income		59,002	62,205		65,374	[2]
Investments in equity instruments designated at fair value through other comprehensive income		1,451	1,217		1,198	[2]
Debt securities at fair value through other comprehensive income	[3]	57,526	60,963		64,150	[2],[4]
Loans and advances to credit institutions at fair value through other comprehensive income		25	26		26	[2]
Financial assets at amortised cost		502,400	451,732		414,421	[1],[5]
Debt instruments held at amortised cost		59,014	49,462		36,639	[1],[5],[6],[7]
Loans and advances to central banks at amortised cost		8,255	7,151		4,401	[5]
Loans and advances to banks		22,655	17,477		16,031	[5]
Loans and advances to customers		412,477	377,643		357,351	[5],[8]
Derivative financial assets held for hedging		1,158	1,482		1,891	[2]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets		(65)	(97)		(148)
Investments in subsidiaries, joint ventures and associates		989	976		916
Investments in joint ventures		94	93		100
Investments in associates		895	883		816
Assets under insurance contracts and reinsurance contracts issued		191	211		183
Tangible assets		9,759	9,253		8,737	[9]
Property, plant and equipment		9,506	9,046		8,441
Property plant and equipment for own use		8,501	8,295		7,911
Assets leased out under an operating lease		1,004	751		530
Investment property		253	207		296
Intangible assets and goodwill		2,490	2,363		2,156
Goodwill		700	795		707
Intangible assets other than goodwill		1,790	1,568		1,449
Tax assets		18,650	17,501		16,725	[10]
Current tax assets	[11]	4,295	2,860		1,978	[10]
Deferred tax assets		14,354	14,641		14,747	[10],[12]
Other assets		5,525	2,859		2,586	[13]
Insurance contracts linked to pensions		0	0		0
Inventories	[14]	1,299	276		325	[13]
Rest other assets		4,226	2,583		2,260
Non-current assets or disposal groups classified as held for sale		828	923		1,022
Assets		772,402	775,558	[15]	712,092	[15],[16],[17]
Equity and Liabilities [Line Items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading		86,591	121,715		95,611	[2]
Derivative financial liabilities held for trading		33,059	33,045		37,909	[2]
Short positions held for trading		13,878	15,735		13,487	[2]
Deposits from central banks held for trading		3,360	6,397		3,950
Deposits from credit institutions held for trading		16,285	43,337		28,924
Customer deposits held for trading		20,010	23,201		11,341
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		14,952	13,299		10,580	[2]
Deposits from central banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0		0
Deposits from banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0		0	[2]
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		934	717		700	[2]
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		9,420	8,605		6,592	[2]
Financial liabilities at amortised cost		584,339	557,589		529,172	[1],[18]
Liabilities due to central banks		14,668	20,309		38,323	[18]
Deposits from banks		34,406	40,039		26,935	[18]
Deposits from customers		447,646	413,487		394,404	[18],[19]
Debt instruments issued at amortised cost		69,867	68,707		55,429	[1],[18]
Other financial liabilities		17,753	15,046		14,081	[1],[18],[20]
Derivative financial liabilities held for hedging		2,503	2,625		3,303	[2]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0	0		0
Insurance contracts issued that are liabilities		10,981	12,110		10,131	[21],[22]
Provisions		4,619	4,924		4,933
Provisions for employee benefits	[23]	2,348	2,571		2,632
Other long term employees benefits		384	435		466
Legal proceedings provision		791	696		685
Provisions commitments and guarantees given		667	770		770
Other provisions	[24]	429	452		380
Tax liabilities		3,033	2,554		2,935	[10]
Current tax liabilities	[11]	575	878		1,415	[10]
Deferred tax liabilities		2,458	1,677		1,520	[10],[12]
Other liabilities		5,370	5,477		4,909	[13]
Liabilities included in disposal groups classified as held for sale		0	0		0
Liabilities		712,388	720,293		661,575
Shareholders equity		72,875	67,955		64,535
Issued capital		2,824	2,861		2,955
Paid up capital		2,824	2,861		2,955
Unpaid capital which has been called up		0	0		0
Share premium		19,184	19,769		20,856
Equity instruments issued other than capital		0	0		0
Other equity interest		40	40		63
Retained earnings		40,693	36,237		32,711
Revaluation surplus		0	0		0
Other reserves		1,814	2,015		2,345
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(227)	(237)		(221)	[25]
Other reserves other		2,041	2,252		2,566
Treasury shares		(66)	(34)		(29)
Profits or losses attributable to owners of the parent		10,054	8,019		6,358
Interim dividends		(1,668)	(951)		(722)
Accumulated other comprehensive income		(17,220)	(16,254)		(17,642)	[26]
Items that will not be reclassified to profit or loss		(1,988)	(2,105)		(1,881)	[26]
Actuarial gains or losses on defined benefit pension plans that will not be reclassified to profit or loss		(1,067)	(1,049)		(760)	[26]
Non current assets and disposal groups classified as held for sale that will not be reclassified to profit or loss		0	0		0
Share of other recognized income and expense of investments in joint ventures and associates that will not be reclassified to profit or loss		0	0		0
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss		(905)	(1,112)		(1,194)	[26],[27]
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income		0	0		0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		(17)	55		72	[26]
Other comprehensive income that will be reclassified to profit or loss, net of tax		(15,232)	(14,148)		(15,760)	[26]
Foreign currency translation		(2,329)	(2,498)		(1,408)	[26]
Foreign currency translation		(12,702)	(11,419)		(13,078)	[26]
Hedging derivatives. Cash flow hedges effective portion		370	133		(447)
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss		(576)	(357)		(809)	[26],[27]
Hedging instruments non-designated items that may be reclassified to profit or loss		0	0		0
Non-current assets and disposal groups classified as held for sale may be reclassified		0	0		0
Share of other recognized income and expense of investments in joint ventures and associates that may be reclassified to profit or loss		5	(8)		(18)	[26]
Non-controlling interests		4,359	3,564		3,623	[28]
Accumulated other comprehensive income non controlling interest		(2,730)	(3,321)		(3,109)
Other non controlling interest items		7,089	6,885		6,732
Adjusted initial balance		60,014	55,265		50,517
Equity and liabilities		€ 772,402	€ 775,558		€ 712,092

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[3]	(1) During financial years 2024 and 2023, there have been no significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”. In 2022, it includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 in 2022 (see Note 1.3).
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)
[5]	(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Note 1.3).
[6]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[7]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[8]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[9]	(1) The number of branches in 2022 was affected by the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.
[10]	(2) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[11]
(1) In 2024, the increase in current tax assets corresponds mainly to a higher tax receivable of the tax group in Spain, as well as in Mexico and Colombia, in relation to the Corporate Income Tax for the year 2024 related to the installment payments made in the year. On the other hand, the decrease in current tax liabilities corresponds mainly to the decrease in the tax payable in Mexico and Argentina in relation to the estimated income tax for the year 2023.

[12]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)
[13]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[14]	(2) The variation in 2024 corresponds mainly to the acquisition of land plots from the Group's real estate company Crea Madrid Nuevo Norte, S.A. in relation to an urban planning operation in Madrid.
[15]
(1) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the corresponding operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for the years 2023 and 2022 were revised, which has not affected the consolidated financial information of the Group.

[16]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)
[17]
(2) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts as of that date (see “Presentation of Financial Information—Changes in Accounting Policies—IFRS 17 – Insurance contracts”).

[18]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[19]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[20]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[21]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[22]	(3) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[23]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
[24]	(2) Individually non-significant provisions, for various concepts and corresponding to different geographical areas.
[25]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[26]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[27]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[28]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).